Other Income (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
During the years ended December 31, 2016, 2017 and 2018, Other Income consisted of the followings.

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$

Gain from disposal of investments in affiliated companies (note (8))	97,124	13,852	10	1
Gain/(Loss) from disposal of subsidiaries (note 2(b),6(b))	34,339	8,416	(19,024)	(2,767)
Amortization of government grants received in related to long-term assets (note 2(k))	49,362	49,669	56,362	8,198
Government grants intended to compensate for expenses or losses (note 2(k),(ii))	29,261	8,908	25,833	3,757
Gain from extinguishment of accounts payables (i)	22,165	24,405	11,834	1,721
Others	14,716	12,279	7,475	1,088
Total other income	246,967	117,529	82,490	11,998